Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Suppliers	€ 581,882	€ 561,883
VAT payable	9,999	8,954
Taxation authorities, withholdings payable	26,839	26,299
Social security payable	15,150	12,787
Other public entities	113,644	111,776
Other payables	165,632	159,816
Current income tax liabilities	5,966	1,917
Total trade and other payables	€ 753,480	€ 723,616